May 24, 2024
Portfolio Optimization Conservative Portfolio

Portfolio Optimization Conservative Portfolio – In the Performance subsection, the third sentence is deleted and replaced with the following:

The composite benchmark is comprised of 65% Bloomberg US Aggregate Bond, 15% S&P 500, 15% ICE BofA U.S. 3-Month T-Bill, and 5% MSCI EAFE Indices.